INCOME TAX EXPENSE (Details Narrative) - SGD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Unused tax losses	$ 4,501,000	$ 3,016,000	$ 1,741,000	$ 666,000
Unabsorbed capital allowance	1,218,000	776,000	789,000
Tax losses with no expiry	$ 2,139	$ 1,624,000	$ 967